Derivative liability - Cashless exercise provisions of warrant exercisable until December 31, 2013 (Details 3)	12 Months Ended
Dec. 31, 2012
By December 31, 2012
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	10%
By March 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 15%
By June 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 20%
By September 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 25%
By December 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 30%